CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Currency translation reserve	Total [Member]	Share capital	Statutory reserve	General risk reserves	Accumulated loss	Additional paid-in capital	Non-controlling interests
Balance, Amount at Dec. 31, 2018	¥ 367,066	¥ (493)	¥ 293,652	¥ 326	¥ 14,017	¥ 9,885	¥ (113,257)	¥ 383,174	¥ 73,414
Statement [Line Items]
Share-based Compensation	75	0	60	0	0	0	60	0	15
Appropriation To Reserves	0		0	0	4,689	(705)	(3,984)		0
Other Comprehensive Loss For The Year - Currency Translation Differences	405	324	324	0	0	0	0	0	81
Net Profit For The Year	58,616	0	46,893	0	0	0	46,893	0	11,723
Balance, Amount at Dec. 31, 2019	426,162	(169)	340,929	326	18,706	9,180	(70,288)	383,174	85,233
Statement [Line Items]
Share-based Compensation	111	0	89	0	0	0	89	0	22
Appropriation To Reserves	0	0	0	0	0	0	0	0	0
Other Comprehensive Loss For The Year - Currency Translation Differences	177	142	142	0	0	0	0	0	35
Net Profit For The Year	19,854	0	15,883	0	0	0	15,883	0	3,971
Balance, Amount at Dec. 31, 2020	446,304	(27)	357,043	326	18,706	9,180	(54,316)	383,174	89,261
Statement [Line Items]
Other Comprehensive Loss For The Year - Currency Translation Differences	71	57	57						14
Net Profit For The Year	(128,072)	0	(102,458)	0	0	0	(102,458)	0	(25,614)
Balance, Amount at Dec. 31, 2021	¥ 318,303	¥ 30	¥ 254,642	¥ 326	¥ 18,706	¥ 9,180	¥ (156,774)	¥ 383,174	¥ 63,661